FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement of assets
Financial assets	¥ 33,664,547	¥ 35,731,594
Fair value measurement of liabilities
Financial liabilities		126,495,181
Financial Liabilities For Which Carrying Amount Do Not Reasonably Approximate Fair Value
Fair value measurement of assets
Financial assets	60,037,269	50,048,159
Financial assets, at fair value	56,392,060	46,476,035
Financial liabilities included in other non-current liabilities
Fair value measurement of assets
Financial assets	880,864	660,867
Financial assets, at fair value	768,170	590,869
Long-term interest-bearing loans and borrowings, excluding lease liability
Fair value measurement of assets
Financial assets	59,156,405	49,387,292
Financial assets, at fair value	¥ 55,623,890	¥ 45,885,166